Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Due from related parties, current:
Receivable from related parties	$ 1,991	$ 921
Loan due from related party		50
Loans due from employees	189	150
Total due from related parties, current	2,180	1,121
Due to related parties, current:
Payable to related parties	518	508
Total due to related parties, current	518	508
Turnovers of related parties
Sales of services	5,592	3,618	$ 4,522
Purchase of goods	708	947	1,548
Purchase of services	267	1,620	$ 527
LCI Group Inc.
Turnovers of related parties
Sales of services	$ 2,665
IBS Group subsidiaries excluding Luxoft Consulting Inc. | Payment guarantee
Due to related parties, current:
Short-term debt		$ 3,710